Segment reporting (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Operating Segments Explanatory
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Group

Functions UBS AG
For the six months ended 30 June 2022
1
Net interest income 2,409 1,057 (7) 104 (182) 3,380
Non-interest

income
7,168 1,089 1,958 4,897 37 15,149
Total revenues 9,577 2,146 1,950 5,000 (144) 18,529
Credit loss expense /

(release)
(10) 57 0 (24) 2 25
Operating expenses 7,174 1,260 815 3,729 514 13,492
Operating profit /

(loss)

before tax
2,413 829 1,135 1,295 (660) 5,012
Tax expense /

(benefit)
1,026
Net profit /

(loss)
3,986
As of 30 June 2022
1
Total assets
2
397,112 222,479 18,225 388,510 86,149 1,112,474
For the six months ended 30 June 2021
1
Net interest income 2,023 1,039 (7) 244 (103) 3,196
Non-interest

income
7,582 1,063 1,310 4,479 167 14,603
Total revenues 9,606 2,103 1,303 4,724 64 17,798
Credit loss expense /

(release)
(16) (69) 0 (23) 1 (108)
Operating expenses 6,958 1,286 822 3,698 511 13,274
Operating profit /

(loss)

before tax
2,664 886 481 1,049 (448) 4,632
Tax expense /

(benefit)
1,001
Net profit /

(loss)
3,631
As of 31 December 2021
1
Total assets 395,235 225,425 25,202 346,641 123,641 1,116,145
1 Refer to

“Note 2 Segment

reporting” in the

“Consolidated financial statements”

section of the

Annual Report 2021 for

more information about

UBS AG's reporting

segments.

2 In the

first quarter of

2022,
UBS AG refined the methodology

applied to allocate

balance sheet resources from

Group Functions to

the business divisions,

with prospective effect.

If the new methodology

had been applied as

of 31 December
2021, balance sheet assets allocated to business divisions would have been USD 17 bn higher, of which USD 14 bn would have related to the Investment Bank.